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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-09152
                    -----------------------------------------
                           The STAAR Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)
                  604 McKnight Park Dr., Pittsburgh, PA 15237
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)
                                 Andre Weisbrod
                           The STAAR Investment Trust
                            604 McKnight Park Drive
                              Pittsburgh, PA 15237
--------------------------------------------------------------------------------
                    (Name and address of agent for service)
       Registrant's telephone number, including area code: 1-412-367-9076
                            -----------------------
                   Date of fiscal year end: December 31, 2004
                   ------------------------------------------
      Date of reporting period: January 1, 2004 through December 31, 2004
               --------------------------------------------------
     A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) is included herewith.

[STAAR(SM) Investment Trust Logo]

Annual Report
January 1, 2004 to December 31, 2004

Another Good Year
(Picture)
And hoping for more

604 McKnight Park Dr.
Pittsburgh, PA 15237
412-367-9076
Fax 412-367-9141
Web Site: www.staarfunds.com
Email: staarbase@aol.com

LETTER TO SHAREHOLDERS
February 28, 2005

Dear Shareholder:

      In spite of a lot of gloom and doom news and more than enough worry, the investment markets scored another up year. By historical standards the US large cap market as represented by the S&P 500 experienced a fairly average 10.9% total return. International and small cap markets were above average.

      I was particularly pleased that our Larger Company Stock Fund (LCSF) kept pace with the S&P500 with a net 10.6% total return after expenses. The LCSF has outperformed the S&P500 for the five-year period ending 12/31/04.

      Similarly, AltCat Fund has outperformed the S&P500 in each of the last five years. And the International Fund (INTF) has had an average total return close to the EAFE average and has outperformed the Morningstar Foreign Stock Funds Category for the same five-year period.

      I was not satisfied with the performance of our Smaller Company Stock Fund
(SCSF), which trailed the Russell 2000 in 2004. Our positions were a bit too conservative and I have been evaluating the holdings to improve performance in 2005. While 2004 was a disappointing year for this fund, it's five-year performance only trails the Russell 2000 by about .6% per year.

      Both Bond Funds had disappointing years, but this was largely due to the timing of the changes approved by the shareholders during the summer of 2004. The Long-Term Bond Fund was changed to the Short Term Bond Fund. At the same time I shortened maturities in the Intermediate Bond Fund, the name of which was changed to the General Bond Fund. The approval and changes happened at a time during the year when interest rates were higher, which caused a lackluster performance. I anticipate performance to more closely reflect each fund's objectives going forward.

      One of the goals over the next few years is to increase assets and decrease expenses. Right now the expense ratios are higher than I would like them to be. With growth will come the opportunity to lower them.

      As we look ahead to 2005, we are cautiously optimistic that the stock markets can achieve another positive year. However, we are not so optimistic about bonds.

      Inflation ran at 3.3% for 2004. The long-term average inflation rate has been about 3% since 1926. US Treasury bills average rate for the same period has been about .7% higher than inflation (approx. 3.7%) and Intermediate Bonds returned an average rate 2.4% higher (approx. 5.4%).

      If inflation increases at 3.3% again in 2005 (and some experts think it could be higher) Treasury Bill rates would need to rise from the 12/31/04 2.21% rate to 4% and Intermediate Bonds from around 3.8% to 5.7% just to get back in historical balance.

      Remember, that for investors to get a "real" return they must earn more than inflation and taxes. Otherwise "safer" interest-bearing investments actually lose money in "real" terms.

      When interest rates rise, the values of bonds fall. Therefore, if rates rise in 2005, existing bonds could end up returning little and could even lose money even before inflation and taxes are considered. This is why we decided to shorten maturities in our bond portfolios last year. We were premature short-term, but still think that the long-term outlook is more likely for higher rates.

      This brings us back to stocks. The average returns for large stocks since 1926 have been around 10.5% per year (total return, including dividends reinvested). While inflation and rising interest rates tend to be a drag on stocks, we don't think these rises will be enough to stop economic growth for the balance of 2005 and into 2006. Therefore, a 7-10% return expectation for stocks is reasonable for 2005. Of course there are still many risk factors that could cause the markets to go down, and investors should always consider risks in their strategies.

      We also think that because many overseas stocks are trading at somewhat lower multiples (PE Ratios), the upside potential for International stocks is a little better than for US stocks. However, if the dollar regains a good bit of its value, net returns in terms of US dollars for International stocks could be less.

      On behalf of the Trustees and people of STAAR Financial Advisors, Inc., thank you for your confidence and support.

Sincerely Yours,

/s/ J. Andre Weisbrod
--------------------------
J. Andre Weisbrod, Trustee
President, STAAR Financial Advisors, Inc., Advisor to the Trust

STAAR Investment Trust Annual Report 12/31/04 (Published 2/28/05) Page 1

Perspective & Performance

Indexes used for comparisons are selected as being closest to each Fund's objectives. Multiple indexes are used where a single index may not correlate completely with a Fund's objectives, strategies and/or portfolio holdings.

GENERAL BOND FUND (GBF)2

A high-grade general bond portfolio of US Gov't, Gov't Agency and Investment Grade Corp. Bonds with a flexible average maturity.

      In conjunction with the major changes approved by shareholders on August 12, 2004, the name of this fund was changed from the Intermediate Bond Fund. Shareholders had also indicated agreement with us to err on the conservative side in a rising interest rate environment. At the time, the Federal Reserve had begun raising rates and both long term and short-term rates were rising. Historically, these conditions normally anticipate a lowering of bond values with long-term bonds at the greatest risk. Unfortunately the timing of the shareholder meeting and subsequent changes to our bond funds resulted in changes being made near a short-term peak in mid-term and long-term rates. In the months since, inflation fears have lessened and mid-term and long-term rates have eased. The result was a classic "whipsaw" for our bond funds and performance suffered. There is still a reasonable probability that mid-term and long-term rates will rise with short-term rates over the next one to two years. Therefore, we are sticking with our strategy, which is designed to protect against significant bond price declines.

                                                                        THREE      FIVE YEAR      SINCE         SINCE
                                                                       YEAR AVG.     AVG.         PUB.         PRIV.
                                       LAST                             ANNUAL      ANNUAL       INCEPT.     INCEPTION
FOR PERIODS ENDING 12/31/04           QUARTER  YEAR-TO-DATE  ONE YEAR  RETURN(1)   RETURN(1)  (5/28/97)(1)  (4/4/96)(1)
---------------------------           -------  ------------  --------  ---------   ---------  ------------  -----------
GENERAL BOND FUND (IBF)                 0.0%       0.5%        0.5%       3.9%       5.7%         5.4%          5.0%
LEHMAN BROS INTERMED GOV/CRED INDEX     0.4%       3.0%        3.0%       5.7%       7.2%         7.8%          6.6%
MORNINGSTAR INTERMED-TERM BD FD AVG     1.0%       3.8%        3.8%       5.5%       6.8%         7.3%          6.2%

Current Yield as of 12/31/04 3.52%** S.E.C. Yield as of 12/31/04 4.02%***
Average Maturity......... 2.48 Years        Portfolio Turnover 31.8%

* Total returns include reinvested dividends and gains. ** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses) *** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

SHORT TERM BOND FUND (STBF)(2)
A high-grade bond portfolio of US Gov't, Gov't Agency and Investment Grade Corporate Bonds with an average maturity between 1 and 3 years.

      As indicated above, shareholders approved the change in objective to a short-term maturity fund on August 12, 2004. The name was changed from Long Term Bond Fund. As described above, the timing of the change hurt overall performance short-term. However, shareholders now have a less volatile fund for their more conservative money going forward. We will be working hard to increase yields and lower expenses in the coming months.

                                                                        THREE      FIVE YEAR      SINCE         SINCE
                                                                       YEAR AVG.     AVG.         PUB.         PRIV.
                                       LAST                             ANNUAL      ANNUAL       INCEPT.     INCEPTION
FOR PERIODS ENDING 12/31/04           QUARTER  YEAR-TO-DATE  ONE YEAR  RETURN(1)   RETURN(1)  (5/28/97)(1)  (4/4/96)(1)
---------------------------           -------  ------------  --------  ---------   ---------  ------------  -----------
SHORT TERM BOND FUND (LTBF)            -0.2%      -0.2%       -0.2%       4.7%       6.2%         6.0%          5.7%
LEHMAN BROS 1-3 YEAR GOVT INDEX         0.1%       1.1%        1.1%       3.0%       5.1%         6.0%          5.4%
MORNINGSTAR SHORT-TERM BD FD AVG        0.4%       1.6%        1.6%       3.2%       4.9%         5.6%          5.0%

Current Yield as of 12/31/04 2.10%** S.E.C. Yield as of 12/31/04 2.56%***
Average Maturity........... 1.67 Years          Portfolio Turnover 86.7%

* Total returns include reinvested dividends and gains. ** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses) *** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

STAAR Investment Trust Annual Report 12/31/04 (Published 2/28/05) Page 2

LARGER COMPANY STOCK FUND (LCSF)
A fund of funds investing in funds that invest in large and larger mid-cap stocks with the objective of Growth with some Income. Individual stocks may be owned.

      The economy continued to grow in 2004. The stock market overcame worries and uncertainty regarding Iraq, economic growth, deficits and a bitterly contested presidential election to post gains in line with long-term historical averages. The LCSF participated in the year-end upturn, essentially matching the S&P 500. Looking to 2005, conditions indicate another positive year is very possible, if not probable. We are pleased to report that the LCSF has outperformed the S&P500 for the five-year period ending 12/31/04 and is ranked in the top third for that period among all funds in the Large Company Blend Category for the periods ending 12-31-04 as tracked by Morningstar.

                                                                        THREE      FIVE YEAR      SINCE         SINCE
                                                                       YEAR AVG.     AVG.         PUB.         PRIV.
                                       LAST                             ANNUAL      ANNUAL       INCEPT.     INCEPTION
FOR PERIODS ENDING 12/31/04           QUARTER  YEAR-TO-DATE  ONE YEAR  RETURN(1)   RETURN(1)  (5/28/97)(1)  (4/4/96)(1)
---------------------------           -------  ------------  --------  ---------   ---------  ------------  -----------
LARGER CO. STOCK FUND (LCSF)            9.1%      10.6%       10.6%       3.0%      -0.8%         4.8%          6.4%
S&P 500 INDEX                           9.2%      10.9%       10.9%       3.6%      -2.3%         7.4%          9.0%
MORMINGSTAR LARGE BLEND FUNDS AVG.      9.4%      10.0%       10.0%       2.9%      -1.8%         6.7%          7.9%

Portfolio Turnover 35.4%

* Total returns include reinvested dividends and gains.

SMALLER COMPANY STOCK FUND (SCSF)
A fund of funds investing in funds that invest in small, micro-cap and smaller mid-cap stocks with an objective of long term growth. Individual stocks may be owned.

      Small stocks continued to outperform larger stocks in 2004. Until this year our conservative underlying core funds and approach had served this Fund well. Unfortunately, 2004 saw less return than we would have liked to see. We are making changes and looking to get the SCSF back to matching or beating the Russell 2000 index as it had in previous years.

                                                                        THREE      FIVE YEAR      SINCE         SINCE
                                                                       YEAR AVG.     AVG.         PUB.         PRIV.
                                       LAST                             ANNUAL      ANNUAL       INCEPT.     INCEPTION
FOR PERIODS ENDING 12/31/04           QUARTER  YEAR-TO-DATE  ONE YEAR  RETURN(1)   RETURN(1)  (5/28/97)(1)  (4/4/96)(1)
---------------------------           -------  ------------  --------  ---------   ---------  ------------  -----------
SMALLER CO. STOCK FD (SCSF)            12.6%      12.7%       12.7%       9.5%       6.0%         9.9%          9.5%
RUSSELL 2000 INDEX                     14.1%      18.3%       18.3%      11.5%       6.6%        12.6%          9.4%
MORNINGSTAR SMALL COMPANY FDS AVG      13.2%      16.1%       16.1%       9.5%       6.2%        12.6%         11.2%

Portfolio Turnover 33.6%

Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

STAAR Investment Trust Annual Report 12/31/04 (Published 2/28/05)    Page 3

INTERNATIONAL FUND (INTF)
A fund of funds investing in funds that primarily invest in foreign stocks, including emerging markets. Individual stocks may be owned.

      International markets outperformed the US markets in 2004. Part of the performance can be attributed to the decline in the US dollar. This illustrates the advantage of diversification internationally. We are optimistic that international economic growth will continue and that there will be good opportunities going forward. We are pleased to report that the INTF is ranked in the top 33% for both 1 year and 5 years and the top 35% for 3 years for all funds in the Foreign Large Blend Category for the periods ending 12-31-04 as tracked by Morningstar.

                                                                        THREE      FIVE YEAR      SINCE         SINCE
                                                                       YEAR AVG.     AVG.         PUB.         PRIV.
                                       LAST                             ANNUAL      ANNUAL       INCEPT.     INCEPTION
FOR PERIODS ENDING 12/31/04           QUARTER  YEAR-TO-DATE  ONE YEAR  RETURN(1)   RETURN(1)  (5/28/97)(1)  (4/4/96)(1)
---------------------------           -------  ------------  --------  ---------   ---------  ------------  -----------
INTERNATIONAL FUND (INTF)              14.5%      18.9%       18.9%      10.3%      -1.6%         3.0%          4.8%
EAFE INDEX                             15.3%      20.3%       20.3%      11.9%      -1.1%         4.9%          4.8%
MORNINGSTAR FOREIGN STOCK FDS AVG      14.2%      17.6%       17.6%       9.4%      -2.9%         4.4%          5.1%

Portfolio Turnover...........17.2%

ALTCAT (ALTERNATIVE CATEGORIES) FUND (ACF)
A multi-asset global fund of funds that invest in assets that offer opportunities for growth.

      The AltCat Fund has continued to deliver performance above that of the S&P 500 while maintaining a wide diversification of investments in both domestic and International markets. We continue to diversify globally and in sectors, trying to identify and take advantage of trends. We have tended to keep more cash in this fund than the others for risk management purposes. We are pleased to report that the ACF has outperformed the S&P 500 for the 1, 3 and 5 year periods ending 12/31/04.

                                                                           THREE      FIVE YEAR      SINCE         SINCE
                                                                          YEAR AVG.     AVG.         PUB.         PRIV.
                                          LAST                             ANNUAL      ANNUAL       INCEPT.     INCEPTION
FOR PERIODS ENDING 12/31/04              QUARTER  YEAR-TO-DATE  ONE YEAR  RETURN(1)   RETURN(1)  (5/28/97)(1)  (4/4/96)(1)
---------------------------              -------  ------------  --------  ---------   ---------  ------------  -----------
ALTCAT FUND (ACF)                         11.1%      12.6%       12.6%       6.8%       2.9%         4.7%          5.1%
S&P 500 INDEX                              9.2%      10.9%       10.9%       3.6%      -2.3%         7.4%          9.0%
Morningstar Multi-Asset Global Fds Avg     8.8%      11.7%       11.7%       9.2%       4.3%         8.3%          7.8%

Portfolio Turnover 28.6%

(1) The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96. Public registration was effective on 5/28/97 with no changes in investment operations.

(2) On August 12, 2004 shareholders approved changes to the bond funds. The Long Term Bond Fund became the Short Term Bond Fund and the Intermediate Bond Fund became the General Bond Fund.

FOR PROSPECTUS, CALL 1-800-332-7738 P.I.N. 3370 OR VISIT WWW.STAARFUNDS.COM

STAAR Investment Trust Annual Report 12/31/04 (Published 2/28/05)  Page 4

--------------------------------------------------------------------------------
General Bond Fund
Portfolio Valuation as of 12/31/04
--------------------------------------------------------------------------------

                                             SHARES OR
                                             PRINCIPAL                                                              UNREALIZED
                  POSITION                    AMOUNT    UNIT COST    PRICE          COST        VALUE      PERCENT  GAIN/(LOSS)
                  --------                    ------    ---------    -----          ----        -----      -------  -----------
CASH & EQUIVALENTS
   Northside Bank 12b-1 Cash                     8,297       1.00       1.00         8,297         8,297       0.4%           0
   Trust Company STAAR Accessor US Gov't           (91)      1.00       1.00           (91)          (91)      0.0%           0
   ProFunds Money Market Srv                    54,283       1.00       1.00        54,283        54,283       2.3%           0
                                             ----------------------------------------------------------------------------------
                                   Subtotal                                         62,489        62,489       2.7%          --
GOVERNMENT AGENCY OBLIGATIONS
   Fed Nat'l Mtg Assoc 3.66 4/30/08 c'04       200,000     100.30      99.90       200,606       199,800       8.6%        (806)
   Fed Nat'l Mtg Assoc 5.125 4/22/13 c'04       50,000     101.71     100.40        50,857        50,200       2.2%        (657)
   Fed Nat'l Mtg Assoc 2.625 10/01/07 c'05     175,000      99.55      97.89       174,215       171,308       7.3%      (2,908)
   Fedl Farm Cr Bank 5.35 due12/11/08          115,000      99.33     105.85       114,229       121,728       5.2%       7,499
   Fedl Home Ln Bank Bond 5.355 1/05/09         50,000      97.70     106.09        48,850        53,045       2.3%       4,195
   Fedl Home Ln Bank Bond 5.785 4/14/08         50,000     101.35     106.82        50,673        53,410       2.3%       2,737
   Fedl Home Ln Bank Bond 3.17 9/11/07 c'04    125,000     100.08      99.29       125,096       124,113       5.3%        (984)
   Fedl Home Ln Bank Bond 3.82 6/01/07 c'05    150,000     100.91     100.36       151,368       150,540       6.5%        (828)
   Fedl Home Ln Mtg Corp Deb 5.125 10/15/08    130,000      99.03     105.21       128,738       136,773       5.9%       8,035
   Fedl Home Ln Mtg Corp Deb 5.25 1/15/06       80,000     100.22     102.14        80,178        81,712       3.5%       1,534
                                             ----------------------------------------------------------------------------------
                                   Subtotal                                      1,124,812     1,142,628      49.0%      17,816
CORPORATE OBLIGATIONS
   AOL Time Warner 6.125 4/15/06                50,000     102.47     103.54        51,237        51,770       2.2%         533
   AT&T Corp 7.0 due 5/15/05                    50,000     102.13     101.75        51,063        50,875       2.2%        (188)
   Bank One Corp 6.875 8/01/06                  40,000     102.27     105.52        40,908        42,208       1.8%       1,300
   Capital One Bank 6.875 2/1/06               100,000     101.16     103.73       101,158       103,730       4.4%       2,572
   CIT Group 6.5 2/7/06                        100,000     101.26     103.51       101,264       103,510       4.4%       2,246
   CP&L Energy 5.95 3/01/09                     50,000      98.57     106.85        49,286        53,425       2.3%       4,139
   Duke Capital Corp 6.25 7/15/05 NC           100,000     100.69     101.65       100,693       101,650       4.4%         957
   Ford Motor Cr 7.75 due 2/15/07              100,000     101.45     106.22       101,452       106,220       4.6%       4,768
   Ford Motor Cr 7.5 3/15/05                   150,000     100.98     100.85       151,473       151,275       6.5%        (198)
   GMAC 4.375 12/10/07                           5,000     100.97      98.59         5,049         4,930       0.2%        (119)
   Haliburton 6.0 8/1/06                       100,000     101.11     103.56       101,108       103,560       4.4%       2,452
   Hertz Corp 6.625 5/15/08                     50,000     101.03     104.94        50,513        52,470       2.2%       1,957
   Household Finl. Corp 5.875 2/1/09            50,000     100.79     106.85        50,393        53,425       2.3%       3,032
   Motorola Inc Note 5.8 10/15/08               40,000      92.65     105.96        37,058        42,384       1.8%       5,326
   Sears Accept Corp  7.0 6/15/07              100,000     102.12     105.97       102,120       105,970       4.5%       3,850
                                             ----------------------------------------------------------------------------------
                                   Subtotal                                      1,094,775     1,127,402      48.3%      32,627
                                                                              =================================================
                                                           TOTALS                2,282,075     2,332,518     100.0%      50,443

* Does not include accrued income or expenses.

* Does not include interest accrued.

BREAKDOWN BY GENERAL ASSET TYPE

[CHART APPEARS HERE]

Cash & Equivalents                 3%
Corporate                         48%
US Treasury & Gov Agency          49%

BREAKDOWN BY GENERAL RATING
(S&P and/or Moody's)

[CHART APPEARS HERE]

AAA Rated                         51%
AA Rated                           2%
A Rated                           20%
BBB Rated                         27%

--------------------------------------------------------------------------------
Short Term Bond Fund
Portfolio Valuation as of 12/31/04
--------------------------------------------------------------------------------

                                             SHARES OR
                                             PRINCIPAL                                                              UNREALIZED
                  POSITION                    AMOUNT    UNIT COST    PRICE          COST        VALUE      PERCENT  GAIN/(LOSS)
                  --------                    ------    ---------    -----          ----        -----      -------  -----------
CASH & EQUIVALENTS
   Northside Bank 12b-1 Cash                     3,346       1.00       1.00         3,346         3,346       0.6%           0
   Trust Company STAAR Accessor US Gov't         4,473       1.00       1.00         4,473         4,473       0.7%           0
                                             ----------------------------------------------------------------------------------
                                   Subtotal                                          7,819         7,819       1.3%           0
US TREASURY AND GOVERNMENT AGENCY OBLIGATIONS
   US Treasury Note 6.5 5/15/05                 20,000     101.48     101.46        20,297        20,292       3.4%          (5)
   Fed'l Home Ln Bank 2.45 12/19/06 c'04        25,000      99.84      98.45        24,961        24,613       4.1%        (348)
   Fed'l Home Ln Bank 3.82 06/01/07 c'05       100,000     100.92     100.36       100,919       100,360      16.7%        (559)
   Fed'l Home Ln Bank 2.52 12/09/05 c'04       175,000      99.96      99.59       174,933       174,283      29.1%        (650)
                                             ----------------------------------------------------------------------------------
                                   Subtotal                                        321,109       319,547      53.3%      (1,562)
CORPORATE OBLIGATIONS
   Ford Motor Cr 7.5 3/15/05                    30,000     101.02     100.85        30,305        30,255       5.0%         (50)
   Gen Motors Corp Nts 7.1 03/15/06             20,000     102.99     102.60        20,598        20,520       3.4%         (78)
   GMAC Sm Nt 2.65 3/15/06                      50,000     100.06      98.15        50,029        49,075       8.2%        (954)
   GMAC Sm Nt 3.30 09/15/06                     50,000     100.06      97.94        50,032        48,970       8.2%      (1,062)
   GMAC Sm Nt 4.375 12/10/07                    75,000      99.47      98.59        74,604        73,943      12.3%        (662)
   John Hancock Life 3.0 9/15/07                50,000     100.07      98.22        50,035        49,110       8.2%        (925)
                                             ----------------------------------------------------------------------------------
                                   Subtotal                                        275,603       271,873      45.4%      (3,731)
                                                                              =================================================
                                                           TOTALS                  604,532       599,239     100.0%      (5,293)

* Does not include accrued income or expenses.

* Does not include interest accrued.

BREAKDOWN BY GENERAL ASSET TYPE

[CHART APPEARS HERE]

Cash & Equivalents                 1%
Corporate                         45%
US Treasury & Gov Agency 60%      54%

BREAKDOWN BY GENERAL RATING (S&P and/or Moody's)

[CHART APPEARS HERE]

AAA Rated                         54%
AA Rated                           8%
A Rated                            0%
BBB Rated                         38%

--------------------------------------------------------------------------------
Larger Company Stock Fund
Portfolio Valuation as of 12/31/04
--------------------------------------------------------------------------------


                                                                                                                    UNREALIZED
                  POSITION                    SHARES    UNIT COST    PRICE          COST        VALUE      PERCENT  GAIN/(LOSS)
                  --------                    ------    ---------    -----          ----        -----      -------  -----------
CASH & EQUIVALENTS
   Northside Bank 12b-1 Cash                     1,815       1.00       1.00         1,815         1,815       0.0%           0
   Trust Co. STAAR Accessor US Gov't           124,929       1.00       1.00       124,929       124,929       2.5%           0
                                             ----------------------------------------------------------------------------------
                                   SUBTOTAL                                        126,744    126,744.06       2.5%         0.0
U.S. LARGER CO. STOCK FUNDS
   Dodge & Cox Stock Fund                        1,814     104.10     130.22       188,878       236,266       4.7%      47,387
   Dreyfus Premier Intrinsic Value              11,591      17.93      22.33       207,841       258,824       5.2%      50,983
   Franklin Rising Dividends                    15,551      24.71      32.16       384,307       500,126      10.0%     115,819
   Fundamental Investors Fund                   14,026      29.42      32.25       412,687       452,347       9.0%      39,659
   iShares DJ US Basic Materials Sector
   Index Fund                                    1,800      42.66      50.36        76,789        90,648       1.8%      13,859
   iShares DJ US Consumer Cyclicals                800      52.50      61.19        42,003        48,952       1.0%       6,949
   iShares DJ US Telecommunications Sector
   Index Fund                                    1,000      22.07      24.30        22,069        24,300       0.5%       2,231
   iShares S&P 500/Barra Growth Index Fund       1,300      58.57      57.75        76,139        75,075       1.5%      (1,064)
   iShares S&P 500/Barra Value Index Fund        2,000      63.05      62.88       126,095       125,760       2.5%        (335)
   Mairs & Power Growth Fund                     6,747      21.64      70.33       145,984       474,524       9.5%     328,540
   ProFunds Precious Metals UltraSector Svc        318      32.15      29.28        10,221         9,308       0.2%        (912)
   ProFunds Ultra Consumer Cyclicals Srv           930      32.27      33.62        30,000        31,255       0.6%       1,255
   Putnam Fund For Growth & Income              24,525      18.32      19.40       449,333       475,790       9.5%      26,458
   Torray Fund                                  10,070      37.41      41.08       376,779       413,696       8.2%      36,917
   Washington Mutual Investors Fund             10,070      27.94      30.78       281,371       309,954       6.2%      28,583
                                             ----------------------------------------------------------------------------------
                                   SUBTOTAL                                      2,830,496     3,526,825      70.3%     696,329
U.S. MID-CAP LARGER CO. STOCK FUNDS
   Calamos Growth A                              7,330      37.53      52.98       275,104       388,351       7.7%     113,247
   iShares Russell Midcap Growth Index Fd        1,300      81.04      84.50       105,349       109,850       2.2%       4,501
   iShares Russell Midcap Value Index Fd         2,650     102.16     112.81       270,715       298,947       6.0%      28,231
   Navellier MidCap Growth                      12,641      20.66      26.05       261,139       329,295       6.6%      68,156
   ProFunds Ultra Mid-Cap Srv                    3,022      32.89      35.17        99,398       106,288       2.1%       6,890
   ProFunds Internet Ultra Sector Srv              345      57.89      75.98        20,000        26,250       0.5%       6,250
   ProFunds Utilities Ultra Sector               6,307      12.01      16.34        75,748       103,061       2.1%      27,314
                                             ----------------------------------------------------------------------------------
                                   SUBTOTAL                                      1,107,452     1,362,041      27.2%     254,589
                                                                              =================================================
      TOTALS                                                                     4,064,692     5,015,611       100%     950,918

* Does not include accrued income or expenses.

* Does not include interest accrued.

BREAKDOWN BY GENERAL ASSET TYPE
(Includes estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

Bonds                              0%
Cash & Equivalents                 6%
Domestic Stock                    89%
Foreign Stock                      4%
Other                              1%

BREAKDOWN BY MANAGEMENT STYLE
(Does not include estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

Cash & Equivalents                 3%
Large Cap Blend                   28%
Large Cap Growth                   3%
Large Cap Value                   39%
Larger Mid-Cap Blend               2%
Larger Mid-Cap Growth             17%
Larger Mid-Cap Value               8%

--------------------------------------------------------------------------------
Smaller Company Stock Fund
Portfolio Valuation as of 12/31/04
--------------------------------------------------------------------------------

                                             SHARES OR
                                             PRINCIPAL                                                              UNREALIZED
                  POSITION                    AMOUNT    UNIT COST    PRICE          COST        VALUE      PERCENT  GAIN/(LOSS)
                  --------                    ------    ---------    -----          ----        -----      -------  -----------
CASH & EQUIVALENTS
   Northside Bank 12b-1 Cash                  2,066.50       1.00       1.00         2,067         2,067       0.0%           0
   Franklin Money Fund                        5,817.26       1.00       1.00         5,817         5,817       0.1%           0
   Trust Co. STAAR Accessor US Gov't        114,746.76       1.00       1.00       114,747       114,747       2.1%           0
   ProFunds Money Market                     62,606.37       1.00       1.00        62,606        62,606       1.1%           0
                                             ----------------------------------------------------------------------------------
                                   SUBTOTAL                                        185,237       185,237       3.3%           0
U.S. SMALLER MID-CAP STOCK MUTUAL FUNDS
   Columbia Acorn Z Fund                     23,690.59      18.55      26.45       439,394       626,616      11.3%     187,222
   T Rowe Price New Horizons Fund            16,483.31      23.19      29.24       382,257       481,972       8.7%      99,715
                                             ----------------------------------------------------------------------------------
                                   SUBTOTAL                                        821,650     1,108,588       20.0%    286,938
U.S. SMALLER CO. STOCK MUTUAL FUNDS
   Bjurman & Barry Micro Cap Growth          10,509.98      25.51      30.75       268,096       323,182       5.8%      55,086
   FBR Small Cap Value A                      1,507.07      30.44      41.81        45,870        63,010       1.1%      17,141
   Franklin SmallCap A                       19,831.75      27.96      37.79       554,500       749,442      13.5%     194,942
   Hennessy Cornerstone Growth                9,511.94      15.98      18.43       152,007       175,305       3.2%      23,298
   iShares Russell 2000 Growth Index Fd       2,500.00      63.78      67.30       159,458       168,250       3.0%       8,792
   iShares S&P SC 600/Barra Value Index       1,800.00     109.12     121.80       196,413       219,240       3.9%      22,827
   iShares S&P Small Cap 600 Index Fd           450.00     159.30     162.71        71,683        73,220       1.3%       1,536
   Munder Small Cap Value A                   3,813.71      23.72      26.22        90,469        99,996       1.8%       9,527
   ProFunds Ultra Small-Cap Srv               5,838.74      21.41      24.28       125,000       141,764       2.6%      16,764
   Royce Opportunity Fund                    46,711.12       8.20      13.31       382,872       621,725      11.2%     238,853
   Value Line Emerging Opps                   3,746.85      17.51      26.32        65,594        98,617       1.8%      33,023
   Wasatch Small Cap Value                  131,185.47       4.64      5.53        608,896       725,456      13.1%     116,560
                                             ----------------------------------------------------------------------------------
                                   SUBTOTAL                                      2,720,857     3,459,206      62.3%     738,349
U.S. MICROCAP STOCK MUTUAL FUNDS
   Franklin MicroCap Value                   18,873.19      21.86      35.68       412,640       673,395      12.1%     260,755
   Oberweis MicroCap                          7,190.94      16.34      17.50       117,500       125,841       2.3%       8,342
                                             ----------------------------------------------------------------------------------
                                   SUBTOTAL                                        530,140       799,237      14.4%     269,097
                                                                              =================================================
         TOTALS                                                                  4,257,885     5,552,268       100%   1,294,383

* Does not include accrued income or expenses.

* Does not include interest accrued.

BREAKDOWN BY GENERAL ASSET TYPE
(Includes estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

Bonds                              0%
Cash & Equivalents                 9%
Domestic Stock                    85%
Foreign Stock                      4%
Other                              2%

BREAKDOWN BY MANAGEMENT STYLE
(Does not include estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

Cash & Equivalents                 3%
Small Cap Blend                   19%
Small Cap Growth                  13%
Small Cap Value                   44%
Smaller Mid-Cap Growth            20%
Smaller Mid-Cap Blend              1%
Other                              0%

--------------------------------------------------------------------------------
International Fund
Portfolio Valuation as of 12/31/04
--------------------------------------------------------------------------------


                                                                                                                      UNREALIZED
                  POSITION                    SHARES    UNIT COST    PRICE          COST        VALUE      PERCENT    GAIN/(LOSS)
                  --------                    ------    ---------    -----          ----        -----      -------    -----------
CASH & EQUIVALENTS
   Northside Bank 12b-1 Cash                  1,388.06       1.00       1.00         1,388         1,388        0.0%           0
   Trust Company STAAR Accessor US Gov't    198,138.24       1.00       1.00       198,138       198,138        4.9%           0
                                             -----------------------------------------------------------------------------------
                                   SUBTOTAL                                        199,526       199,526        4.9%           0
INTERNATIONAL STOCK MUTUAL FUNDS
   AF Europacific Fund                       12,446.74      31.58      35.63       393,124       443,477       11.0%      50,353
   CS International Focus Fund               15,416.33      12.46      12.11       192,065       186,692        4.6%      (5,373)
   Harbor International                       9,582.87      28.87      42.70       276,672       409,188       10.1%     132,517
   iShares MSCI Australia Index Fd            1,500.00      16.36      16.70        24,540        25,050        0.6%         510
   iShares MSCI Austria Index Fd              1,400.00      22.68      23.02        31,757        32,228        0.8%         471
   iShares MSCI Belgium Index Fd              2,700.00      13.32      18.56        35,969        50,112        1.2%      14,143
   iShares MSCI Italy Index Fd                1,000.00      17.32      25.60        17,316        25,600        0.6%       8,284
   iShares MSCI Japan Index Fd                5,000.00      10.59      10.92        52,972        54,600        1.4%       1,628
   iShares MSCI Mexico Index Fd               1,000.00      16.35      25.16        16,345        25,160        0.6%       8,815
   iShares MSCI Netherlands Index Fd          3,000.00      14.38      18.41        43,131        55,230        1.4%      12,099
   iShares MSCI Singapore Index Fd            3,000.00       6.42       7.17        19,248        21,510        0.5%       2,262
   iShares MSCI South Korea Index Fd          1,000.00      28.27      29.25        28,269        29,250        0.7%         981
   iShares MSCI Spain Index Fd                2,000.00      30.26      35.30        60,529        70,600        1.8%      10,072
   iShares MSCI Sweden Index Fd               2,000.00      17.82      20.96        35,646        41,920        1.0%       6,274
   Marsico Int'l Opportunities               36,874.17       9.55      12.01       352,000       442,859       11.0%      90,859
   Putnam International Capital
   Opportunities A                           23,390.37      16.95      24.38       396,570       570,257       14.1%     173,687
   Templeton Foreign Fund A                  38,770.06       9.53      12.30       369,479       476,872       11.8%     107,393
                                             -----------------------------------------------------------------------------------
                                   SUBTOTAL                                      2,345,631     2,960,605       73.4%     614,974
DEVELOPING MARKETS MUTUAL FUNDS
   Dreyfus Premier Emerging A                16,573.82      12.88      19.61       213,507       325,013        8.1%     111,505
   Templeton Developing Markets Trust A      29,628.23      12.70      18.52       376,256       548,715       13.6%     172,459
                                             -----------------------------------------------------------------------------------
                                   SUBTOTAL                                        589,763       873,727       21.7%     283,964
                                                                              ==================================================
         TOTALS                                                                  3,134,920     4,033,859      100.0%     898,939

* Does not include accrued income or expenses.

* Does not include interest accrued.

BREAKDOWN BY GENERAL ASSET TYPE
(Includes estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

Bonds                              0%
Cash & Equivalents                 8%
Domestic Stock                     2%
Foreign Emerging Mkts             21%
Foreign Stock                     67%
Other                              2%

BREAKDOWN BY MANAGEMENT STYLE
(Does not include cash positions of mutual funds owned by the Fund.)

[CHART APPEARS HERE]

Cash & Equivalents                 5%
Large Cap Blend                   30%
Large Cap Growth                  12%
Large Cap Value                   38%
Mid Cap Growth                     1%
Mid Cap Value                     14%

--------------------------------------------------------------------------------
AltCat Fund
Portfolio Valuation as of 12/31/04
--------------------------------------------------------------------------------

                                             SHARES OR
                                             PRINCIPAL                                                                UNREALIZED
                  POSITION                    AMOUNT    UNIT COST    PRICE          COST        VALUE      PERCENT    GAIN/(LOSS)
                  --------                    ------    ---------    -----          ----        -----      -------    -----------
CASH & EQUIVALENTS
   Northside Bank 12b-1 Cash                     1,735       1.00       1.00         1,735         1,735        0.1%           0
   Trust Company STAAR Accsessor US Gov't       85,637       1.00       1.00        85,637        85,637        2.9%           0
   ProFunds Money Market                         1,088       1.00       1.00         1,088         1,088        0.0%           0
                                             -----------------------------------------------------------------------------------
                                   SUBTOTAL                                         88,460        88,460        3.0%           0
US MID-CAP LARGER CO. STOCK MUTUAL FUNDS
   iShares Russell Midcap Growth Index           1,000      64.78      84.50        64,779        84,500        2.9%      19,721
   iShares Russell Midcap Value Index Fund         250     109.75     112.81        27,438        28,203        1.0%         765
   iShares S&P 500/Barra Value Index Fund        1,000      56.10      62.88        56,098        62,880        2.1%       6,782
   ProFunds Ultra Consumer Cyclicals Srv           474      32.27      33.62        15,280        15,919        0.5%         639
   ProFunds Ultra Mid-Cap Srv                    1,483      29.68      35.17        44,010        52,144        1.8%       8,133
   Muhlenkamp Fund                               3,530      47.71      78.97       168,393       278,726        9.4%     110,332
                                             -----------------------------------------------------------------------------------
                                   SUBTOTAL                                        375,998       522,371       17.7%     146,373
US SMALLER CO. STOCK MUTUAL FUNDS
   iShares S&P SC 600/Barra Value Index Fund       900     108.99     121.80        98,089       109,620        3.7%      11,531
                                             -----------------------------------------------------------------------------------
                                   SUBTOTAL                                         98,089       109,620        3.7%      11,531
GLOBAL SMALLER CO. STOCK MUTUAL FUNDS
   Franklin Mutual Series Discovery Fund A      11,153      19.72      24.08       219,909       268,573        9.1%      48,665
   AF SmallCap World Fund                        7,831      26.34      31.20       206,291       244,340        8.3%      38,049
                                             -----------------------------------------------------------------------------------
                                   SUBTOTAL                                        426,199       512,913       17.4%      86,714
ALTERNATIVE CATEGORIES
   Franklin BioTech Discovery Fund A               571      52.51      53.66        30,000        30,656        1.0%         656
   Franklin Gold Fund & Precious Metals Fund A   1,570      17.28      18.36        27,130        28,830        1.0%       1,700
   Franklin Natural Resources Fund A             9,881      16.78      23.53       165,800       232,506        7.9%      66,707
   Franklin Real Estate Securities Fund A        3,344      17.93      26.34        59,964        88,094        3.0%      28,130
   Invesco-AIM Technology Inv Cl.                1,489      32.43      25.44        48,293        37,884        1.3%     (10,409)
   iShares DJ US Basic Materials Sector Ind        700      42.45      50.36        29,713        35,252        1.2%       5,539
   iShares DJ US Consumer Cyclicals                400      50.12      61.19        20,047        24,476        0.8%       4,429
   iShares DJ US Consumer Non-Cyclicals          1,100      50.68      53.32        55,745        58,652        2.0%       2,907
   iShares DJ US Healthcare Sector Index         1,000      56.42      58.99        56,417        58,990        2.0%       2,573
   iShares MSCI Austria Index Fund               1,400      22.68      23.02        31,757        32,228        1.1%         471
   iShares MSCI Australia Index                  3,000      15.34      16.70        46,030        50,100        1.7%       4,070
   iShares MSCI Belgium Index Fund               2,300      16.06      18.56        36,938        42,688        1.4%       5,750
   iShares MSCI Mexico Index                       500      14.11      25.16         7,053        12,580        0.4%       5,528
   iShares MSCI Netherlands Index                1,900      14.15      18.41        26,876        34,979        1.2%       8,104
   iShares MSCI Singapore Index Fund             2,000       6.58       7.17        13,168        14,340        0.5%       1,172
   iShares S&P Latin America 40 Index              400      60.01      80.55        24,003        32,220        1.1%       8,217
   Ivy Pacific Opportunities Fund A             12,892       8.01      10.64       103,329       137,171        4.6%      33,842
   Light Revolution Fund                        12,540       8.79       9.32       110,199       116,871        4.0%       6,672
   Live Oak Health Sciences                     10,324      10.17      10.22       105,000       105,515        3.6%         515
   Matthews Asian Growth and Income              4,776      14.86      15.82        70,989        75,558        2.6%       4,569
   Neuberger & Berman Focus Adv                  7,678      16.64      19.26       127,784       147,878        5.0%      20,095
   ProFunds Europe Ultra Srv                     1,848      10.58      15.31        19,552        28,289        1.0%       8,737
   ProFunds Internet UltraSector Srv               518      57.89      75.98        30,000        39,375        1.3%       9,375
   ProFunds Utilities Ultra Sector Srv           2,348      11.45      16.34        26,883        38,370        1.3%      11,487
   Vanguard Energy                               3,121      26.31      40.00        82,118       124,829        4.2%      42,711
   Vanguard Health Care                            744     105.55     126.79        78,527        94,331        3.2%      15,804
                                             -----------------------------------------------------------------------------------
                                   SUBTOTAL                                      1,433,312     1,722,662       58.3%     289,350
                                                                              ==================================================
         TOTALS                                                                  2,422,058     2,956,026        100%     533,967

* Does not include accrued income or expenses.

* Does not include interest accrued.

BREAKDOWN BY GENERAL ASSET TYPE
(Does not include cash positions of mutual funds owned by the Fund.)

[CHART APPEARS HERE]

Cash & Equivalents                 9%
Bonds                              1%
Energy & Nat. Res                 12%
Global Flexibly Mgd                7%
Global Smaller Cos                 7%
Health Care                        8%
International                     14%
Prec. Metal/Mining                 1%
Real Estate & Related              3%
Technology                         7%
U.S. Fexibly Mgd                   9%
US Large Cap                      12%
US Mid Cap                         4%
US Small Cap                       4%
Other                              2%

BREAKDOWN BY MANAGEMENT STYLE
(Does not include cash positions of mutual funds owned by the Fund.)

[CHART APPEARS HERE]

Cash & Equivalents                 3%
Large Cap Blend                   32%
Large Cap Growth                  18%
Large Cap Value                   21%
Mid Cap Blend                      2%
Mid Cap Growth                    15%
Mid Cap Value                      5%
Small Cap Value                    4%
Other                              0%

STAAR INVESTMENT TRUST FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2004

                                                    GBF           STBF          LCSF          SCSF          INTF           ACF
                                                    ---           ----          ----          ----          ----           ---
                ASSETS

Investments in Securities at Value Identified     2,332,520       599,240     5,015,611     5,552,268     4,033,859     2,956,023
Interest Receivable                                  32,901         3,282           144            82            91           142
                                                  ---------       -------     ---------     ---------     ---------     ---------
             TOTAL ASSETS                         2,365,421       602,522     5,015,755     5,552,350     4,033,950     2,956,169
                                                  ---------       -------     ---------     ---------     ---------     ---------

              LIABILITIES

Accounts Payable for Securities                           0             0             0             0             0             0
Accounts Payable - Other                              1,071           191         1,086         1,200           870           639
                                                  ---------       -------     ---------     ---------     ---------     ---------
           TOTAL LIABILITIES                          1,071           191         1,086         1,200           870           639
                                                  ---------       -------     ---------     ---------     ---------     ---------

             NET ASSETS                           2,364,350       602,331     5,014,669     5,551,150     4,033,080     2,955,530
                                                  =========       =======     =========     =========     =========     =========

Shares of Beneficial Interest Outstanding           226,305        64,049       395,813       359,710       348,046       223,143
Net Asset Value Per Share                             10.45          9.40         12.67         15.43         11.59         13.24

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE TWELVE MONTH PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------

                                                   IBF/GBF      LTBF/STBF       LCSF           SCSF         INTF           ACF
                                                   -------      ---------       ----           ----         ----           ---
                   INCOME

Mutual Fund Dividends (Including Money Market
Funds)                                                1,066           304        46,017        10,449        46,211        21,705
Interest                                            117,681        17,315             0             0             0             0
                                                    -------       -------       -------       -------       -------       -------
                TOTAL INCOME                        118,747        17,619        46,017     10,449.33        46,211        21,705
                                                    -------       -------       -------       -------       -------       -------

                  EXPENSES

12B-1 Distribution Expense                             (871)         (160)        1,631         1,797         1,880         2,846
MF Services Expense                                  10,115         1,643        17,194        19,018        13,234         9,990
Advisory Fee                                         16,318         2,627        40,721        45,042        31,343        23,661
Custodian Fee                                         1,899           295         3,191         2,979         2,446         1,841
Directors Fee                                         1,768           274         2,971         3,271         2,278         1,715
Registration Fee                                        574            89           965         1,063           740           557
Tax Expense                                             161            25           271           298           208           156
Auditing Fee                                          6,543         1,015        10,993        10,405         8,427         6,344
Legal Fee                                             1,141           177         1,917         3,808         1,469         1,106
Insurance Expense                                     1,873           291         3,147         3,465         2,413         1,816
Advertising Expense                                     650           101         1,097         1,215           810           638
Compliance Expense                                      703           109         1,182         1,301           906           682
Other                                                 1,472           228         2,472         3,257         1,895         1,428
                                                    -------       -------       -------       -------       -------       -------
               TOTAL EXPENSES                        42,346         6,714        87,752        96,919        68,049        52,780
                                                    -------       -------       -------       -------       -------       -------

           NET INVESTMENT INCOME                     76,401        10,905       (41,735)      (86,470)      (21,838)      (31,075)
                                                    =======       =======       =======       =======       =======       =======

   REALIZED & UNREALIZED APPRECIATION ON
                INVESTMENTS

Realized Long & Short Term Capital
Gains/(Losses)                                       (3,821)        7,760       161,411       455,450        78,870        71,297
Unrealized Appreciation(Depreciation)
during Period                                       (59,257)      (19,762)      347,535       239,702       566,429       277,425
                                                    -------       -------       -------       -------       -------       -------

NET REALIZED & UNREALIZED APPRECIATION
(DEPRECIATION)                                      (63,078)      (12,002)      508,946       695,152       645,299       348,722

NET INCREASE/DECREASE IN NET ASSETS FROM
OPERATION                                            13,323        (1,097)      467,211       608,682       623,461       317,647
                                                    =======       =======       =======       =======       =======       =======

STAAR Investment Trust Annual Report 12/31/04 (Published 2/28/05)  Page 11

STAAR INVESTMENT TRUST FINANCIAL STATEMENTS
STATEMENT OF CHANGE IN NET ASSETS, YEAR ENDED DECEMBER 31, 2004

                                     IBF             LTBF              LCSF             SCSF             INTF              ACF
                                     ---             ----              ----             ----             ----              ---
     Increase/(Decrease) in
   Net Assets from Operations
-------------------------------

Investment income - net          $   140,676           40,195          (21,859)         (52,015)           4,984          (14,436)

Net realized gains (losses)
  on investments                      50,443           63,976         (468,292)         (26,141)        (138,367)         (42,894)

Unrealized Appreciation
  (Depreciation) of Investments      (26,456)         (50,128)       1,122,946        1,282,924          778,641          474,860

  Net increase (decrease)
    in net assets resulting
    from operations                  164,663           54,043          632,795        1,204,768          645,258          417,530

       Distributions to
      Shareholders from:
-------------------------------
Investment Income and Short
Term Gains                          (169,676)         (57,912)               0                0           (4,613)               0

Realized Long-Term gains             (36,426)         (33,941)               0                0                0                0

  Total Distributions               (206,102)         (91,853)               0                0           (4,613)               0

        Capital Share
        Transactions
-------------------------------
Purchases                          1,206,020           26,113        1,135,873        1,118,151        2,392,151          939,859

Redemptions                       (2,824,111)      (1,294,160)        (419,013)        (339,780)      (1,679,640)        (171,060)

Reinvestment of Dividends            205,207           90,267                0                0            4,607                0

Net Increase (Decrease)
  in net assets resulting from
  capital share transactions      (1,412,884)      (1,177,780)         716,860          778,371          717,118          768,799

Total Increase (Decrease)
  in Net Assets                  $(1,454,323)      (1,215,590)       1,349,655        1,983,139        1,357,763        1,186,329

Net Assets, Beginning of Period  $ 4,377,653        1,630,460        2,736,589        2,609,080        1,674,636        1,079,503

Net Assets, End of Period        $ 2,923,330          414,870        4,086,244        4,592,219        3,032,399        2,265,832

STATEMENT OF CHANGE IN CASH FLOWS, YEAR ENDED DECEMBER 31, 2004

                                        IBF             LTBF             LCSF              SCSF            INTF             ACF
                                        ---             ----             ----              ----            ----             ---
     CASH PROVIDED (USED)
   BY OPERATING ACTIVITIES
-------------------------------
Net Increase in Net Assets
  from Operations                   $    13,323           (1,097)         467,211          608,682          623,461         317,647

Adjustments Required to
  reconcile to net assets
  provided by operating
    activities
  Investments Purchased                (842,304)        (592,916)      (1,947,211)      (1,927,129)        (846,936)     (1,125,603)
  Sales or Redemptions                1,307,994          379,248        1,590,540        1,680,253          590,871         743,904
  Net realized (gains) losses
    on investments                        3,821           (7,760)        (161,411)        (455,450)         (78,870)        (71,297)
  Unrealized (Appreciation)
    Depreciation of Investments          59,257           19,762         (347,535)        (239,702)        (566,429)       (277,425)
  Reinvestment of ordinary
    dividend distributions                    0                0          (36,530)          (6,817)         (39,101)        (14,318)
  Net Amortization of Bond
    Premiums (Discounts)                 13,287            1,202                0                0                0               0
  (Increase) Decrease in
    Interest Receivable                  10,673            1,160              (79)             (11)             (15)              0
                                    -----------------------------------------------------------------------------------------------
  Increase (Decrease)
    in Accounts Payable                     (40)              29             (589)            (698)            (363)           (368)

Net Cash Provided (Used)
  by Operating Activities               566,011         (200,372)        (435,604)        (340,872)        (317,382)       (427,460)

      CASH PROVIDED (USED)
    BY FINANCING ACTIVITIES
-------------------------------
Shareholder Contributions               487,993          238,293          675,936          587,397          546,232         493,321
Shareholder Redemptions
  (including amounts
  re-invested in other Trust
  portfolios)                        (1,059,831)         (49,360)        (214,722)        (236,012)        (169,012)       (121,270)

Cash Distributions Paid                    (465)            (375)               0           (1,136)               0               0
                                    -----------------------------------------------------------------------------------------------
Net Cash Provided (Used)
  by Financing Activities              (572,303)         188,558          461,214          350,249          377,220         372,051

    INCREASE/(DECREASE)
   IN CASH DURING PERIOD                 (6,292)         (11,814)          25,610            9,377           59,838         (55,409)
-------------------------------     ===============================================================================================

Cash Balance - Beginning of Period       68,781           19,633          101,133          175,860          139,688         143,870
Cash Balance - End of Period             62,489            7,819          126,743          185,237          199,526          88,461
                                    ===============================================================================================
Supplemental Disclosure of Cash
  Flow Information:
-------------------------------
Noncash financing activites
  not included herein consist of:
   Reinvestment of dividends and
     distributions                       86,568           20,231                0          318,085                0               0


STAAR Investment Trust Annual Report 12/31/04 (Published 2/28/05) Page 12

                             STAAR INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2004

NOTE 1 - ORGANIZATION AND PURPOSE

            Staar Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to Staar Investment Trust in September, 1998.

            The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

            The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

    Staar General Bond Fund (Formerly Intermediate Bond Fund)
    Staar Short Term Bond Fund (Formerly Long Term Bond Fund)
    Staar Larger Company Stock Fund
    Staar Smaller Company Stock Fund
    Staar International Fund
    Staar Alternative Categories Fund

During the year ended December 31, 2004, the Trust shareholders approved changes in the name and objectives of its two bond funds:

      1. The average maturity objective of the Intermediate Bond Fund (formerly 3 to 7 years) was changed to between 2 and 15 years and the name was changed to General Bond Fund.

      2. The average maturity objective of the Long Term Bond Fund (formerly 10 years or more) was changed to between 6 months and 3 years and the name was changed to Short Term Bond Fund.

                  Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named. Each fund may invest in other open-end funds (mutual funds) as well as closed-end funds and individual securities.

                  Security Valuation - Net Asset Value for each portfolio is computed as of the close of business on each business day. New investments received during that day purchase shares of beneficial interest based upon the end-of-day Net Asset Value per share. Included in the end-of-day net assets valuation of each portfolio is the net asset valuation of all investee mutual funds, as published on their respective web-sites or elsewhere. When applicable, equity securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price.

                  Fixed income securities are valued at prices obtained from a pricing service. Short-term notes are stated at amortized cost, which is equivalent to value. There were no restricted securities owned by any of the portfolios as of December 31, 2004. Restricted securities and other securities for which quotations are not readily available will be valued at fair value as determined by the Trustees.

                  Federal Income Taxes - The Trust complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and intends to distribute all its taxable income and net capital gains each year to its shareholders. As a regulated investment company, the Trust is not subject to income taxes if such distributions are made. Therefore, no federal or state income tax provision is required. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the Trust. As of December 31, 2004 the following net capital loss carryforwards existed for federal income tax purposes:

                    INTF          $  452,874

                    LCSF          $  451,189

                    ACF           $     3,131

                    GBF           $     3,821

                  The above net capital loss carryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. Expiration of the capital loss carry forwards occurs in 2009-2012. The Trust will not make distributions from capital gains while a capital loss carryforward remains.

                  Distributions to shareholders - Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

                  Security Transactions and Related Investment Income - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income and realized gain distributions from other funds are recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Through December 31, 2002, discounts and premiums on securities purchased were not amortized over the life of the respective securities. On January 1, 2003, the Trust began amortizing all premiums and discounts on fixed income securities to conform with a recent change in accounting principles generally accepted in the United States for mutual funds. Adopting this change did not impact the Trust's net asset values, and resulted in immaterial changes to the classification of certain amounts between interest income and realized and unrealized gains/losses in the Statement of Operations.

                  Foreign withholding taxes are recorded as a contra investment income item to the extent such information is available to the Trust.

                  Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

NOTE 3 - SHAREHOLDER TRANSACTIONS

The declaration of trust provides for an unlimited number of shares of beneficial interest, without par value. The declaration of Trust also established six series of shares which correspond to the six funds described in
Note 2. During the years ended December 31, 2004 and 2003, at least 98%, respectively of dividends declared were reinvested by the respective owners of beneficial interest. Transactions in units of beneficial interest were as shown on the following page:

STAAR Investment Trust Annual Report 12/31/04 (Published 2/28/05)  Page 13

              YEAR ENDED  12/31/2002                               YEAR ENDED 12/31/2003
              ----------------------      --------------------------------------------------------------------------
                                                                       DISTRIBUTION
                    BALANCE                       SOLD                  REINVESTMENT               REDEMPTIONS
              ----------------------      --------------------      --------------------     -----------------------
FUND          SHARES        DOLLARS       SHARES      DOLLARS       SHARES      DOLLARS       SHARES       DOLLARS
----          ------        -------       ------      -------       ------      -------       ------       -------
GBF           398,305      4,184,051      118,572    1,206,020       18,778      205,207     (263,818)   (2,824,111)
STBF          147,944      1,573,919        2,457       26,113        8,587       90,268     (116,858)   (1,294,160)
LCSF          288,310      3,435,978      113,946    1,135,873           --           --      (45,458)     (419,013)
SCSF          253,470      3,015,402       95,847    1,118,151           --           --      (33,368)     (339,780)
INTF          226,253      2,533,763      316,257    2,392,151          471        4,607     (231,721)   (1,679,640)
ACF           117,779      1,341,924       94,431      939,859           --           --      (19,646)     (171,060)

        YEAR ENDED 12/31/2003                                            PERIOD ENDED 12/31/2004
        ---------------------     --------------------------------------------------------------------------------------------------
                                                             DISTRIBUTION
              BALANCE                   SOLD                  REINVESTMENT              REDEMPTIONS                  BALANCE
        ---------------------     -------------------      -------------------      --------------------        --------------------
FUND    SHARES       DOLLARS      SHARES      DOLLARS      SHARES      DOLLARS      SHARES       DOLLARS        SHARES       DOLLARS
----    ------       --------     ------      -------      ------      -------      -------      -------        ------       -------
GBF     271,836     2,771,166     45,740      487,954       8,191       86,568      (99,462)   (1,059,832)      226,305    2,285,857
STBF     42,131       396,139     24,882      238,290       2,109       20,232       (5,073)      (49,361)       64,049      605,300
LCSF    356,798     4,152,837     57,540      675,890          --           --      (18,524)     (214,723)      395,814    4,614,005
SCSF    315,948     3,793,772     39,216      587,370      20,612      318,085      (16,067)     (236,012)      359,709    4,463,216
INTF    311,260     3,250,881     53,614      545,715          --           --      (16,828)     (169,012)      348,046    3,627,584
ACF     192,563     2,110,723     40,757      493,304          --           --      (10,178)     (121,271)      223,142    2,482,756

STAAR Investment Trust Annual Report 12/31/04 (Published 2/28/05)  Page 14

As of December 31, 2004, Net Assets consisted of the following:

                                                  GBF            STBF           LCSF           SCSF           INTF            ACF
                                                  ---            ----           ----           ----           ----            ---
Capital Paid in on Shares of Capital Stock   $ 2,285,897        605,303      4,614,051      4,463,244      3,628,101      2,482,774
Undistributed Net Investment Iincome/(Loss)       31,828          2,320        (99,111)      (206,476)       (41,085)       (58,078)
Accumulated Net Capital (Loss)                    (3,821)             0       (451,189)             0        452,874         (3,131)
Net Unrealized Appreciation/(Depreciation)        50,446         (5,292)       950,918      1,294,382        898,938        533,965
                                               ---------        -------      ---------      ---------      ---------      ---------
Net Assets                                     2,364,350        602,331      5,014,669      5,551,150      4,033,080      2,955,530

NOTE 4 - SUMMARY OF UNREALIZED GAINS AND LOSSES:

Following is a summary of unrealized gains and losses for each portfolio as of December 31, 2004.

                                 Cost         Gain         Loss           Net       Market Value
                                 ----         ----         ----           ---       ------------
General Bond Fund             $2,282,074       57,132       (6,686)       50,446      2,332,520
Short Term Bond Fund             604,532            0       (5,292)       (5,292)       599,240
Larger Company Stock Fund      4,064,693      953,230       (2,312)      950,918      5,015,611
Smaller Company Stock Fund     4,257,886    1,294,382            0     1,294,382      5,552,268
International Fund             3,134,921      904,311       (5,373)      898,938      4,033,859
Alternative Categories Fund    2,422,062      544,374      (10,409)      533,965      2,956,027

NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

Effective April 1, 1996, the Trust entered into a Master Investment Advisory Agreement with Staar Financial Advisors, Inc., a related party (Advisor). This agreement appointed the Advisor to act as investment advisor to the Trust on behalf of six series portfolios for a one year period. This agreement has subsequently been extended through December 31, 2004. The advisor furnishes investment management and advisory services for a fee based on average daily net asset value. The fee for each portfolio is in accordance with a fee schedule of ..50% for GBF, .40% for STBF and .90% for all other portfolios. The fee schedule for GBF and STBF were reduced from .63% and .72%, respectively, effective November 10, 2004.

The president of the investment advisor is the organizer of the Trust. The agreement provides for an expense reimbursement from the investment advisor if the Trust's total expense for any series (fund), exclusive of taxes, interest, costs of portfolio acquisitions and dispositions and extraordinary expenses, for any fiscal year, exceed the level of expenses which such series is permitted to bear under the most restrictive expense limitation imposed on open-end investment companies by any state in which shares of such series are then qualified. The agreement also stipulates that all organizational expenses of the Trust were paid by the investment advisor as well as certain marketing, legal and accounting and transfer and custodial services for the first two years. Such costs continued to be absorbed by the investment advisor through December 31, 2001, except for certain marketing and other costs associated with the sale and distribution of shares.

Effective January 1, 2002, the Trust began paying certain operating expenses including custodian, registration, legal and auditing fees, and printing and insurance expenses, and a portion of bookkeeping fees. Remaining bookkeeping fees continued to be absorbed by the investment advisor. Directors' fees of $2,800 and $1,125 per calendar quarter in 2004 and 2003, respectively, were also incurred by the Trust. In prior years, these, as well as various other Trust expenses were funded by a charge of .09% of average daily net asset value for each fund.

Effective September 1, 1998, Staar Investment Trust shareholders approved a 12b-1 arrangement which provides commission payments to broker/dealers who refer investors who become shareholders in Staar Investment Trust. This arrangement remained in effect through August 1, 2001 when a new 12b-1 arrangement, discussed below was implemented and which includes these fees. The commission structure under this arrangement is .5% for bond funds and 1.0% for stock funds for the first 12 months from date of purchase and .15% for bond funds and .25% for stock funds thereafter. Commissions were calculated based on fair market values and were payable monthly in the first 12 months and quarterly thereafter. For the period May through December 2000, 12b-1 commission expenses were also absorbed by the investment advisor. Subsequent to December 31, 2000, the advisor no longer absorbed 12b-1 fees.

Effective August 2, 2001, Staar Investment Trust shareholders approved a new 12b-1 arrangement which provided for accrual of fees based upon a daily percentage (.000411% for bond funds and .000548% for stock funds) of the total net asset values. The broker/dealer fees discussed above were paid out of such fee accruals. The balance of the fees was used for marketing and other costs associated with the sale and distribution of shares. Effective January 1, 2002, Staar Investment Trust changed the 12b-1 daily accrual rate to .000658% for all funds, based upon estimated requirements. In 2003 and again in 2004, management revised its estimated resulting liability, and accordingly recorded reductions to 12b-1 expenses. For the years ended December 31, 2004 and 2003, the aggregate net amounts charged to expense for all portfolios were $7,123 and $13,415, respectively.

Effective January 1, 2004 the Trust entered into a mutual fund service agreement with Staar Financial Advisors, Inc. under which each portfolio is charged a fee of .38% of average daily net assets for fund accounting and operations, shareholder and transfer agency and compliance services provided.

Certain affiliated persons holding shares in the six portfolios purchased such shares at Net Asset Value at respective date of purchase. Those affiliated persons held aggregate investments in the respective funds as of December 31, 2004, as follows:

                                                IBF           LTBF            LCSF           SCSF           INTF           ACF
                                                ---           ----            ----           ----           ----           ---
                                                                                  SHARES
J. Weisbrod including immediate
family & retirement accounts:                 2,153.512        751.607       2,843.753      3,034.667      3,353.026      2,898.161
Other Trustees of Staar Investment Trust      2,362.854      2,383.402       7,525.018      6,404.423      5,932.258      3,997.578
Employees of investment advisor
including retirement accounts                     0.000          0.000         202.470      1,956.344        234.381        198.684
Affiliated Persons                              109.300         (0.001)        858.747        709.641        989.890        780.943
                                              ---------      ---------      ----------     ----------     ----------      ---------
Number of Shares                              4,625.666      3,135.008      11,429.988     12,105.075     10,509.555      7,875.366
                                              =========      =========      ==========     ==========     ==========      =========
Value                                      $     48,327   $     29,482    $    144,810   $    186,809   $    121,783   $    104,309
                                              =========      =========      ==========     ==========     ==========      =========

The Trustees have authorized the use of a broker-dealer in which the president of the investment advisor serves as a registered representative; as such, the president of the investment advisor may benefit indirectly from the Trust's payment of commissions and 12(b)-1 fees.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees
Staar Investment Trust

We have audited the statements of assets and liabilities, including the schedules of investments, of Staar Investment Trust (comprising, respectively, the General Bond Fund, Short Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund) as of December 31, 2004, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the selected per share data and ratios for the periods indicated. These financial statements and selected per share data and ratios are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Staar Investment Trust, as of December 31, 2004, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their selected per share data and ratios for the periods indicated, in conformity with U.S. generally accepted accounting principles.

Carson & Co, LLC
Sewickley, Pennsylvania
February 2, 2005

STAAR Investment Trust Annual Report 12/31/04 (Published 2/28/05)  Page 16

                             STAAR INVESTMENT TRUST
         SUPPLEMENTARY INFORMATION -- SELECTED PER SHARE DATA AND RATIOS
              Period from January 1, 2000 through December 31, 2004

                                                                       GBF
                                            ----------------------------------------------------------
                                             1/1/04 -    1/1/03 -    1/1/02 -   1/1/2001 -   1/1/00 -
PER SHARE DATA                              12/31/2004  12/31/2003  12/31/2002  12/31/2001  12/31/2000
--------------                              ----------  ----------  ----------  ----------  ----------
Net Asset Value Beginning Of Period           10.75       10.99       10.59       10.29        9.96
                                            ----------------------------------------------------------
Net Investment Income                          0.31        0.39        0.41        0.52        0.55
Net Realized & Unrealized Gains               (0.25)       0.05        0.35        0.26        0.32
                                            ----------------------------------------------------------
Total Income from Operations                   0.06        0.44        0.76        0.78        0.87
                                            ----------------------------------------------------------
Total Distributions to Shareholders           (0.36)      (0.68)      (0.36)      (0.48)      (0.54)

Net Asset Value End of Period                 10.45       10.75       10.99       10.59       10.29
                                            ==========================================================
Total Return                                   0.50%       4.05%       7.19%       7.56%       9.06%
                                            ==========================================================

                                                                       STBF
                                            ----------------------------------------------------------
                                             1/1/04 -    1/1/03 -    1/1/02 -   1/1/2001 -   1/1/00 -
PER SHARE DATA                              12/31/2004  12/31/2003  12/31/2002  12/31/2001  12/31/2000
--------------                              ----------  ----------  ----------  ----------  ----------
Net Asset Value Beginning Of Period            9.85        11.02      10.62       10.43        10.09
                                            ----------------------------------------------------------
Net Investment Income                          0.24        0.50        0.48        0.61        0.62
Net Realized & Unrealized Gains               (0.26)       0.15        0.40        0.17        0.31
                                            ----------------------------------------------------------
Total Income from Operations                  (0.02)       0.65        0.88        0.78        0.93
                                            ----------------------------------------------------------
Total Distributions to Shareholders           (0.43)      (1.82)      (0.48)      (0.59)      (0.59)

Net Asset Value End of Period                  9.40        9.85       11.02       10.62        10.43
                                            ==========================================================
Total Return                                  -0.14%       5.88%      8.27%       7.49%        9.37%
                                            ==========================================================

                                                                       LCSF
                                            ----------------------------------------------------------
                                             1/1/04 -    1/1/03 -    1/1/02 -   1/1/2001 -   1/1/00 -
PER SHARE DATA                              12/31/2004  12/31/2003  12/31/2002  12/31/2001  12/31/2000
--------------                              ----------  ----------  ----------  ----------  ----------
Net Asset Value Beginning Of Period           11.45        9.49        11.58      12.85       13.98
                                            ----------------------------------------------------------
Net Investment Income                         (0.11)      (0.07)      (0.09)      (0.01)      (0.02)
Net Realized & Unrealized Gains                1.33        2.03       (2.00)      (1.26)      (0.32)
                                            ----------------------------------------------------------
Total Income from Operations                   1.22        1.96       (2.09)      (1.27)      (0.34)
                                            ----------------------------------------------------------
Total Distributions to Shareholders             0           0            0          0         (0.79)

Net Asset Value End of Period                 12.67       11.45        9.49       11.58       12.85
                                            ==========================================================
Total Return                                  10.65%      20.65%      -18.10%     -9.88%      -2.66%
                                            ==========================================================

Total returns are actual experienced by shareholders and may be slightly different if calculated using these numbers due to rounding differences.

RATIOS
------
Expenses to Avg. Net Assets*                   1.61%       1.30%       1.51%       0.72%       0.72%
Net Investment Income to Avg Net Assets*       2.88%       3.56%       3.79%       4.95%       5.49%
Portfolio Turnover Rate                       31.80%      35.97%      21.60%      33.76%      14.77%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                                2,364       2,923       4,378       2,868       1,564
                                            ==========================================================
         Such ratios are after effect of       2004        2003        2002        2001        2000
                                               ----        ----        ----        ----        ----
expenses waived: (cents per share rounded)     0.00        0.03        0.00        0.00        0.00

RATIOS
------
Expenses to Avg. Net Assets*                   1.55%       1.34%       1.59%       0.81%       0.81%
Net Investment Income to Avg Net Assets*       2.49%       4.57%       4.50%       5.73%       6.10%
Portfolio Turnover Rate                       86.65%       8.53%      19.70%      25.23%       7.74%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                                  602         415       1,630       1,227         889
                                            ==========================================================
         Such ratios are after effect of        2004       2003        2002        2001        2000
                                                ----       ----        ----        ----        ----
expenses waived: (cents per share rounded)      0.00       0.03        0.00        0.00        0.00

RATIOS
------
Expenses to Avg. Net Assets*                   1.88%       1.59%       1.89%       0.99%       0.99%
Net Investment Income to Avg Net Assets*      -0.92%      -0.71%      -0.88%      -0.11%      -0.14%
Portfolio Turnover Rate                       35.19%      46.31%      24.08%      16.09%      19.69%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                                5,015       4,086       2,737       2,843       2,679
                                            ==========================================================
         Such ratios are after effect of       2004        2003        2002        2001        2000
                                               ----        ----        ----        ----        ----
expenses waived: (cents per share rounded)     0.00        0.03        0.00        0.00        0.00

                                                                       SCSF
                                            ----------------------------------------------------------
                                             1/1/04 -    1/1/03 -    1/1/02 -   1/1/2001 -   1/1/00 -
PER SHARE DATA                              12/31/2004  12/31/2003  12/31/2002  12/31/2001  12/31/2000
--------------                              ----------  ----------  ----------  ----------  ----------
Net Asset Value Beginning Of Period           14.53       10.29       12.47       12.54       13.86
                                            ----------------------------------------------------------
Net Investment Income                         (0.26)      (0.19)      (0.21)      (0.10)      (0.09)
Net Realized & Unrealized Gains                2.10        4.24       (1.97)       0.21        0.28
                                            ----------------------------------------------------------
Total Income from Operations                   1.84        4.05       (2.18)       0.11        0.19
                                            ----------------------------------------------------------
Total Distributions to Shareholders           (0.94)          0           0       (0.18)      (1.51)

Net Asset Value End of Period                 15.43       14.53       10.29       12.47       12.54
                                            ==========================================================
Total Return                                  12.69%      41.21%     -17.45%       0.85%       1.08%
                                            ==========================================================


                                                                       INTF
                                            ----------------------------------------------------------
PER SHARE DATA                               1/1/04 -    1/1/03 -    1/1/02 -   1/1/2001 -   1/1/00 -
--------------                              12/31/2004  12/31/2003  12/31/2002  12/31/2001  12/31/2000
                                            ----------  ----------  ----------  ----------  ----------
Net Asset Value Beginning Of Period            9.74        7.40        8.64       10.48       14.08
                                            ----------------------------------------------------------
Net Investment Income                         (0.06)       0.02       (0.09)       0.03        0.02
Net Realized & Unrealized Gains                1.91        2.33       (1.15)      (1.84)      (2.36)
                                            ----------------------------------------------------------
Total Income from Operations                   1.85        2.35       (1.24)      (1.81)      (2.34)
                                            ----------------------------------------------------------
Total Distributions to Shareholders               0       (0.01)          0       (0.03)      (1.26)

Net Asset Value End of Period                 11.59        9.74        7.40        8.64       10.48
                                            ==========================================================
Total Return                                 18.96%       31.85%     -14.33%     -17.23%     -16.76%
                                            ==========================================================


                                                                        ACF
                                            ----------------------------------------------------------
PER SHARE DATA                               1/1/04 -    1/1/03 -    1/1/02 -   1/1/2001 -    1/1/00 -
--------------                              12/31/2004  12/31/2003  12/31/2002  12/31/2001  12/31/2000
                                            ----------  ----------  ----------  ----------  ----------
Net Asset Value Beginning Of Period           11.77        9.17       10.89       12.29       12.35
                                            ----------------------------------------------------------
Net Investment Income                         (0.14)      (0.10)      (0.10)      (0.01)       0.01
Net Realized & Unrealized Gains                1.62        2.70       (1.62)      (1.22)       0.69
                                            ----------------------------------------------------------
Total Income from Operations                   1.48        2.60       (1.72)      (1.23)       0.70
                                            ----------------------------------------------------------
Total Distributions to Shareholders               0           0           0       (0.17)      (0.76)

Net Asset Value End of Period                 13.25       11.77        9.17       10.89       12.29
                                            ==========================================================
Total Return                                  12.55%      28.35%     -15.84%      -9.99%       5.46%
                                            ==========================================================

Total returns are actual experienced by shareholders and may be slightly different if calculated using these numbers due to rounding differences.

RATIOS
------
Expenses to Avg. Net Assets*                   1.88%       1.59%       1.89%       0.99%       0.99%
Net Investment Income to Avg Net Assets*      -1.73%      -1.61%      -1.80%      -0.81%      -0.59%
Portfolio Turnover Rate                       33.58%      45.72%      32.79%       4.31%       4.05%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                                5,551       4,592       2,609       3,048       2,669
                                            ==========================================================
         Such ratios are after effect of       2004        2003        2002        2001        2000
                                               ----        ----        ----        ----        ----
expenses waived: (cents per share rounded)     0.00        0.03        0.00        0.00        0.00


RATIOS
------
Expenses to Avg. Net Assets*                   1.88%       1.61%       1.90%       0.99%       0.99%
Net Investment Income to Avg Net Assets*      -0.63%       0.24%      -1.07%       0.31%       0.15%
Portfolio Turnover Rate                       16.99%      29.10%      24.08%      15.74%      10.81%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                                4,033        3,032      1,675       1,925        2,108
                                            ==========================================================
         Such ratios are after effect of       2004        2003        2002        2001        2000
                                               ----        ----        ----        ----        ----
expenses waived: (cents per share rounded)     0.00        0.02        0.00        0.00        0.00


RATIOS
------
Expenses to Avg. Net Assets*                   1.88%       1.61%       1.88%       0.99%       0.99%
Net Investment Income to Avg Net Assets*      -1.18%      -0.97%      -0.97%      -0.08%       0.04%
Portfolio Turnover Rate                       28.35%      33.19%      18.61%       0.00%       5.11%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                                2,956       2,266       1,080       1,094         958
                                            ==========================================================
         Such ratios are after effect of       2004        2003        2002        2001        2000
                                               ----        ----        ----        ----        ----
expenses waived: (cents per share rounded)     0.00        0.03        0.00        0.00        0.00

* Annualized.  Using monthly averages.  Does not include any 12b-1 expenses.

STAAR Investment Trust Annual Report 12/31/04 (Published 2/28/05)  Page 17

[STAAR Investment Trust Logo]

OFFICES OF THE TRUST
604 McKnight Park Dr.
Pittsburgh, PA 15237

INVESTMENT ADVISOR
STAAR Financial Advisors, Inc.
604 McKnight Park Dr.
Pittsburgh, PA 15237

E-MAIl: staar@iname.com
WEB SITE: www.staarfunds.com

COUNSEL
Thomas Sweeney Jr., Esq.
Sweeney and Associates, PC

P.O. Box 82637
Pittsburgh, PA 15218

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
STAAR Financial Advisors, Inc.
604 McKnight Park Dr.
Pittsburgh, PA 15237

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(AUDITORS)
Carson & Co, LLC
201 Village Commons,
Sewickley, PA 15143


TRUSTEES

Jeffrey A. Dewhirst
Sewickley, PA
Investment Banker

Richard Levkoy
Ambridge, PA
Accountant

Thomas J. Smith
Sewickley, PA
Advertising/Marketing Consultant

J. Andre Weisbrod
Wexford, PA
President, STAAR Financial
Advisors, Inc.

John H. Weisbrod - Emeritus
Cranberry, PA
Former President, Sea Breeze
Laboratories, Inc.

VISIT OUR WEB SITE:
www.staarfunds.com
Performance Updates [GRAPHIC]
Prospectus and Forms
Articles and Information
The Funny File
STAAR Cards

STAAR Investment Trust Annual Report 12/31/04 (Published 2/28/05)  Page 18

[STAAR Investment Trust Logo]

Annual Report
January 1, 2004 to December 31, 2004

Back Cover

STAAR Investment Trust Annual Report 12/31/04 (Published 2/28/05)

ITEM 2. CODE OF ETHICS.

The Trust adopted a Code of Ethics on November 30, 1999 that was previously filed with the prospectus and SAI dated May 1, 2000. The Code of Ethics is designed to protect shareholder interests and includes sections addressing general ethics as well as specific concentration on areas such as prohibited transactions, pre-clearance procedures, certifications and reports by access persons, confidentiality and conflicts of interest

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
[E/O]
Not applicable to open-end investment companies.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Richard Levkoy, an accountant and member of the Trust's Board of Trustees is the designated audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The principal accountant, Carson & Co., LLC of Sewickley, PA, conducted the 2004 annual audit and related services for the Trust and billed the Trust $25,444 for these services.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to open-end investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

The Board of Trustees have adopted a code of Procedures and practices designed to assure that the interests of shareholders are protected, that full disclosures are made, that conflicts of interest are avoided and to assure compliance with securities laws.

ITEM 10. EXHIBITS.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses. (a) Any code of ethics or amendment thereto. Previously filed with 2000 prospectus and SAI. (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By (Signature and Title) /s/ J. Andre Weisbrod
--------------------------------
J. Andre Weisbrod,
Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Richard Levkoy
---------------------------------------
Richard Levkoy,
Trustee, Chairman of the Audit Committee

SIGNATURES
(Registrant) The STAAR Investment Trust
Date 3/10/05
------------
(Registrant) The STAAR Investment Trust
Date 3/10/05
-----------